Award Timing Disclosure	12 Months Ended
	Dec. 26, 2025	Feb. 14, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We do not have any formal policy that requires us to grant, or avoid granting, equity awards to our executive officers at certain times. Consistent with our annual compensation cycle, the MOCC typically grants annual equity awards, in the form of stock options, to our executive officers at the MOCC’s first regular meeting of the year, typically in February. The dates for these committee meetings are set more than a year in advance on a fairly consistent cadence year over year. The dates of the committee meetings generally occur after we have issued our earnings release announcing our fourth quarter and full year financial results; however, the meetings may occur closer in time to the filing of our related Annual Report on Form
10-K,
which we generally do not believe includes additional material information beyond what we disclosed in our earnings release.
The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
As a result, in all cases, the timing of the grant of stock options, occurs independent of the release of any material, non-public
information, and we do not time the disclosure of material
non-public
information for the purpose of affecting the value or exercise price of stock options.
As disclosed in the table below, the annual stock option grant on February 14, 2025 occurred two business days before we filed our Annual Report on Form
10-K
for the fiscal year ended December 27, 2024. However, because we issued our earnings release with our financial results for the fourth quarter and fiscal year ended December 27, 2024 on January 27, 2025, there was no material, non-public
information at the time these annual grants were made.

	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price ($)	Grant Date Fair Value of the Award (#)
Percentage Change in the Closing
Market Price of the Securities
 Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information
(1)

Mark W. Sheahan	2/14/2025	204,910	86.06	5,749,775	(1.6200)%
David M. Lowe	2/14/2025	33,850	86.06	949,831	(1.6200)%
Angela F. Wordell	2/14/2025	18,700	86.06	524,722	(1.6200)%
Peter J. O’Shea	2/14/2025	18,700	86.06	524,722	(1.6200)%
Ronita Banerjee	2/14/2025	18,700	86.06	524,722	(1.6200)%

(1)
The table requires disclosure of these option grants; however, we do not believe that the heading of this column applies as we believe that the Annual Report on Form
10-K
for the year ended December 27, 2024 did not contain any material, non-public
information as the material information about the fiscal year was reported when we released earnings on January 27, 2025.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, equity awards to our executive officers at certain times. Consistent with our annual compensation cycle, the MOCC typically grants annual equity awards, in the form of stock options, to our executive officers at the MOCC’s first regular meeting of the year, typically in February.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Mark W. Sheahan [Member]
Awards Close in Time to MNPI Disclosures
Name		Mark W. Sheahan
Underlying Securities		204,910
Exercise Price | $ / shares		$ 86.06
Fair Value as of Grant Date		$ 5,749,775
Underlying Security Market Price Change		(0.0162)
David M. Lowe [Member]
Awards Close in Time to MNPI Disclosures
Name		David M. Lowe
Underlying Securities		33,850
Exercise Price | $ / shares		$ 86.06
Fair Value as of Grant Date		$ 949,831
Underlying Security Market Price Change		(0.0162)
Angela F. Wordell [Member]
Awards Close in Time to MNPI Disclosures
Name		Angela F. Wordell
Underlying Securities		18,700
Exercise Price | $ / shares		$ 86.06
Fair Value as of Grant Date		$ 524,722
Underlying Security Market Price Change		(0.0162)
Peter J. O'Shea [Member]
Awards Close in Time to MNPI Disclosures
Name		Peter J. O’Shea
Underlying Securities		18,700
Exercise Price | $ / shares		$ 86.06
Fair Value as of Grant Date		$ 524,722
Underlying Security Market Price Change		(0.0162)
Ronita Banerjee [Member]
Awards Close in Time to MNPI Disclosures
Name		Ronita Banerjee
Underlying Securities		18,700
Exercise Price | $ / shares		$ 86.06
Fair Value as of Grant Date		$ 524,722
Underlying Security Market Price Change		(0.0162)